SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards
Gross deferred tax assets	55,457	54,598
Less: valuation allowance	(55,457)	(54,598)
Total deferred tax assets, net
UNITED STATES
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards
HONG KONG
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 55,457	$ 54,598